INCOME TAXES (Schedule of Principal Components of Deferred Income Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Property, plant and equipment	$ 373,994	$ 1,066,226
Inventories provision	452,362	583,642
Tax losses	81,552,073	95,506,037
Contingent liabilities	843,219	880,351
Bad debts provision	1,603,589	3,213,547
Deferred subsidies	4,123,916	4,580,462
Impairment for long-lived assets	43,366,347	49,995,931
Warranty provision	8,925,955	7,861,035
Silicon income	262,383	456,563
Others	1,557,477	1,495,083
Total gross deferred tax assets	143,061,315	165,638,877
Valuation allowance on deferred tax assets	(126,550,971)	(145,288,802)
Net deferred tax assets	16,510,344	20,350,075
Analysis as
Current	5,988,646	11,437,218
Non-current	10,521,698	8,912,857
Net deferred tax assets	16,510,344	20,350,075
Deferred tax liabilities:
Property, plant and equipment		216,326
Prepaid land use right	283,980	$ 303,643
Derivative assets
Total deferred tax liabilities	283,980	$ 519,969
Analysis as:
Current		69,017
Non-current	283,980	450,952
Total deferred tax liabilities	$ 283,980	$ 519,969